BUSINESS COMBINATIONS (Schedule of Revenues and Net Income (Loss) of Acquired Businesses) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Business Acquisition [Line Items]
Revenue	290,603
Net income (loss)	(1,318)
Shuntong [Member]
Business Acquisition [Line Items]
Revenue	82,914
Net income (loss)	(697)
Ruitai [Member]
Business Acquisition [Line Items]
Revenue	119,179
Net income (loss)	(763)
Huizhou FAW-VW [Member]
Business Acquisition [Line Items]
Revenue	50,855
Net income (loss)	1,162
Yuchen [Member]
Business Acquisition [Line Items]
Revenue	37,655
Net income (loss)	(1,020)